REVENUE	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
REVENUE	REVENUE
We classify revenue in three categories: service revenue, revenue from reimbursable expenses and non-controlling interests. Service revenue consists of amounts attributable to our fee-based services. Reimbursable expenses and non-controlling interests are pass-through items for which we earn no margin. Reimbursable expenses consist of amounts we incur on behalf of our customers in performing our fee-based services that we pass directly on to our customers without a markup. Non-controlling interests represent the earnings of Lenders One, a consolidated entity that is a mortgage cooperative managed, but not owned, by Altisource. The Lenders One members’ earnings are included in revenue and reduced from net income to arrive at net income attributable to Altisource (see Note 2). Our services are provided to customers located in the United States. The components of revenue were as follows for the years ended December 31:

(in thousands)	2021	2020

Service revenue	$170,613	$347,313
Reimbursable expenses	6,555	16,285
Non-controlling interests	1,285	1,949

Total	$178,453	$365,547
Disaggregation of Revenue
Disaggregation of total revenues by major source is as follows:

	Twelve months ended December 31, 2021
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

For the year ended December 31, 2021	$157,855	$14,043	$6,555	$178,453
For the year ended December 31, 2020	332,084	17,178	16,285	365,547
Contract Balances
Our contract assets consist of unbilled accounts receivable (see Note 6). Our contract liabilities consist of current deferred revenue and other non-current liabilities as reported on the accompanying consolidated balance sheets. Revenue recognized that was included in the contract liability at the beginning of the period was $5.5 million and $4.8 million for the years ended December 31, 2021 and 2020, respectively.